                                            SEMI-ANNUAL REPORT DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                  [LETTERHEAD]

To The Cutler Trust Shareholders:

During the first six months of our fiscal year through December, the Equity Income Fund rose 16.72%, and the Approved List Fund rose 14.60%, both outperforming their peer group averages as compiled by Lipper Analytical Services. The good performance is only part of the good things we have to report.

Mr. John Ray will be joining the fund team as my principal equity backup in addition to his own Equity Value portfolio management. Before joining Cutler & Company in 1995, John was the President of Commerce Capital Management, Inc. in Memphis, Tennessee, where he served as a research analyst and value style portfolio manager. We have great confidence that he will add substantial value to our team.

We are adding new trustees to the Cutler Trust: Brooke Cutler Ashland, my daughter who has now assumed the role of Chief Executive Officer of Cutler & Company LLC, and Robert E. Watts Esq., formerly the Secretary and General Counsel of Rockwell International. Brooke brings great energy to the trust, and Bob brings an incredible corporate perspective.

At the start of our current fiscal year in July, we were fortunate to bring Mr. William Gossard from Banc One to manage our Government Securities Fund. During our first six months through December the fund rose 4.81%. We are most pleased to add his broad experience and expertise. He is assisted by JoEllen McBeth, who heads our Fixed Income trading and manages short-term accounts.

I expect that the team we have assembled will add vigor, enthusiasm and substantial value to your portfolio. The team is eager to move forward, and believes that you would be better served if some minor changes were made to allow us to expand the number of shareholders. We know from experience that growing assets enhances performance.

Shortly you will receive notice of a special meeting of shareholders at which time we will ask you to support changes that will permit the general public to buy our shares and expand our distribution process to include banks and broker-dealers as appropriate. Please read the proxy material carefully, call any of us with any questions you may have, and return the proxy as soon as convenient.

Sincerely,

/s/ Kenneth R. Cutler

Kenneth R. Cutler
Chairman, The Cutler Trust

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


--------------------------------------------------------------------------------
SHARES     SECURITY DESCRIPTION                             VALUE

           COMMON STOCK (96.5%)

           ACCIDENT & HEALTH INSURANCE (3.7%)
    25,400 Aetna Life & Casualty Company                $    1,758,950
                                                        --------------


           BANKS (11.7%)
    22,200 JP Morgan & Company                               1,781,550
    49,600 KeyCorp                                           1,798,000
    60,200 PNC Bank Corporation                              1,941,450
                                                        --------------
                                                             5,521,000
                                                        --------------


           BUSINESS SERVICES (4.1%)
    30,100 Dun & Bradstreet Corporation                      1,948,975
                                                        --------------


           CHEMICALS (3.7%)
    24,900 Du Pont (E.I.) De Nemours & Company               1,739,887
                                                        --------------


           DRUGS & PHARMACEUTICALS (9.0%)
    23,200 Bristol-Myers Squibb Company                      1,992,300
    40,600 Eli Lilly and Company                             2,283,750
                                                        --------------
                                                             4,276,050
                                                        --------------


           ELECTRIC COMPANIES (11.0%)
    59,900 Central & Southwest Corporation                   1,669,712
    37,900 Duke Power Company                                1,795,512
    50,250 Florida Progress Corporation                      1,777,594
                                                        --------------
                                                             5,242,818
                                                        --------------


           FINANCIAL SERVICES (3.6%)
    19,500 Marsh & McLennan Companies, Inc.                  1,730,625
                                                        --------------


                                        2


--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS  (continued)
DECEMBER 31, 1995


--------------------------------------------------------------------------------
SHARES     SECURITY DESCRIPTION                             VALUE


           FOOD AND SOFT DRINKS (7.8%)
    32,800 General Mills, Inc.                         $    1,894,200
    54,600 H.J. Heinz & Company                             1,808,625
                                                       --------------
                                                            3,702,825
                                                       --------------


           GENERAL MERCHANDISE TRADE (3.3%)
    33,000 J.C. Penney Company, Inc.                        1,571,625
                                                       --------------

           LIFE INSURANCE (4.1%)
    36,500 Lincoln National Corporation                     1,961,875
                                                       --------------


           LUMBER & WOOD PRODUCTS (3.3%)
    35,900 Weyerhaeuser Company                             1,552,675
                                                       --------------


           MISCELLANEOUS CHEMICAL PRODUCTS (3.8%)
    27,300 Minnesota Mining & Manufacturing Company         1,808,625
                                                       --------------


           PETROLEUM PRODUCTS (11.3%)
    33,600 Chevron Corporation                              1,764,000
    22,100 Exxon Corporation                                1,770,763
    16,500 Mobil Corporation                                1,848,000
                                                       --------------
                                                            5,382,763
                                                       --------------


           PROPERTY & CASUALTY INSURANCE (3.8%)
    32,200 St. Paul Companies, Inc.                         1,791,125
                                                       --------------


           RAILROADS (3.8%)
    23,000 Norfolk Southern Corporation                     1,825,625
                                                       --------------


                                        3


--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS  (continued)
DECEMBER 31, 1995


--------------------------------------------------------------------------------
SHARES     SECURITY DESCRIPTION                             VALUE

           VOICE & DATA TRANSMISSION (8.5%)
    27,800 Bell Atlantic Corporation                    $   1,859,125
    49,600 Bellsouth Corporation                            2,157,600
                                                       --------------
                                                            4,016,725
                                                       --------------


           TOTAL COMMON STOCK (COST $37,135,807)           45,832,168

           SHORT-TERM HOLDINGS (3.5%)
 1,105,601 Forum Daily Assets Treasury Fund                 1,105,601
   162,665 Monarch Government Cash Fund                       162,665
   415,058 1785 U.S. Treasury Money Market Fund               415,058
                                                       --------------

           TOTAL SHORT-TERM HOLDINGS (COST $1,683,324)      1,683,324
                                                       --------------

           TOTAL INVESTMENTS (100.0%) (COST
             $38,819,131)                                 $47,515,492
                                                       --------------
                                                       --------------


--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


--------------------------------------------------------------------------------
SHARES     SECURITY DESCRIPTION                             VALUE

        COMMON STOCK (98.5%)


        ACCIDENT & HEALTH INSURANCE (0.8%)
  3,200 Aetna Life & Casualty Company                  $      221,600
                                                       --------------


        ALCOHOLIC BEVERAGES (0.9%)
  3,600 Anheuser-Busch Companies, Inc.                        240,750
                                                       --------------


        AMUSEMENT & RECREATION SERVICES (0.8%)
  3,900 The Walt Disney Company                               230,100
                                                       --------------


        BANKS (7.2%)
  6,350 Banc One Corporation                                  239,713
  4,400 First Union Corporation                               244,750
  3,100 JP Morgan & Company                                   248,775
  6,600 KeyCorp                                               239,250
  3,400 NationsBank Corporation                               236,725
  7,700 Norwest Corporation                                   254,100
  8,200 PNC Bank Corporation                                  264,450
  5,300 Wachovia Corporation                                  242,475
                                                       --------------
                                                            1,970,238
                                                       --------------


        BUSINESS SERVICES (1.8%)
  3,300 Automated Data Processing, Inc.                       245,025
  3,800 Dun & Bradstreet Corporation                          246,050
                                                       --------------
                                                              491,075
                                                       --------------


                                        5



--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

PORTFOLIO OF INVESTMENTS  (continued)
DECEMBER 31, 1995


--------------------------------------------------------------------------------
SHARES  SECURITY DESCRIPTION                                  VALUE

        CHEMICALS (5.5%)
  4,300 Air Products & Chemicals, Inc.                 $      226,825
  3,800 Du Pont (E.I.) De Nemours & Company                   265,525
  3,000 Great Lakes Chemical Corporation                      216,000
  2,200 Monsanto Company                                      269,500
  7,100 Morton International, Inc.                            254,712
  4,100 Rohm & Haas Company                                   263,937
                                                       --------------
                                                            1,496,499
                                                       --------------
        COMMUNICATIONS EQUIPMENT (0.8%)
  3,600 Motorola, Inc.                                        205,200
                                                       --------------


        COMPUTER & OFFICE EQUIPMENT (1.8%)
  2,800 Hewlett Packard Company                               234,500
  5,500 Pitney Bowes, Inc.                                    258,500
                                                       --------------
                                                              493,000
                                                       --------------


        DRUGS & PHARMACEUTICALS (8.0%)
  6,000 Abbott Laboratories                                   250,500
  3,300 Bristol-Myers Squibb Company                          283,388
  5,000 Eli Lilly & Company                                   281,250
  3,200 Johnson & Johnson                                     274,000
  4,000 Merck & Company, Inc.                                 263,000
  4,500 Pfizer, Inc.                                          283,500
  4,800 Schering-Plough Corporation                           262,800
  2,600 Warner Lambert Company                                252,525
                                                       --------------
                                                            2,150,963
                                                       --------------

        DURABLE GOODS-WHOLESALE (0.9%)
  3,800 W. W. Grainger, Inc.                                  251,750
                                                       --------------


                                        6


--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

PORTFOLIO OF INVESTMENTS  (continued)
DECEMBER 31, 1995


--------------------------------------------------------------------------------
SHARES  SECURITY DESCRIPTION                                  VALUE

        ELECTRIC COMPANIES (4.7%)
  9,100 Central & Southwest Corporation                $      253,663
  5,400 Duke Power Company                                    255,825
  7,200 Florida Progress Corporation                          254,700
  5,100 Northern States Power Company                         250,537
  8,200 Wisconsin Energy Corporation                          251,125
                                                       --------------
                                                            1,265,850
                                                       --------------


        ELECTRICAL MACHINERY (3.7%)
  6,100 AMP, Inc.                                             234,087
  3,200 Emerson Electric Company                              261,600
  3,600 General Electric Company                              259,200
  5,200 Raytheon Company                                      245,700
                                                       --------------
                                                            1,000,587
                                                       --------------


        FABRICATED METAL PRODUCTS (2.8%)
  5,300 Gillette Company                                      276,263
  3,900 Illinois Tool Works, Inc.                             230,100
  5,100 Stanley Works                                         262,650
                                                       --------------
                                                              769,013
                                                       --------------


        FINANCIAL SERVICES (0.9%)
  2,800 Marsh & McLennan Companies, Inc.                      248,500
                                                       --------------


        FOOD & SOFT DRINKS (9.3%)
 14,212 Archer Daniels Midland Company                        255,817
  4,500 Campbell Soup Company                                 270,000
  3,200 Coca-Cola Company                                     237,600
  3,600 CPC International, Inc.                               247,050
  4,300 General Mills, Inc.                                   248,325
  7,350 H.J. Heinz & Company                                  243,468
  3,800 Hershey Foods Corporation                             247,000


                                        7


--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

PORTFOLIO OF INVESTMENTS  (continued)
DECEMBER 31, 1995


--------------------------------------------------------------------------------
SHARES  SECURITY DESCRIPTION                                  VALUE

        FOOD & SOFT DRINKS (CONTINUED)
  3,300 Kellogg Company                                $      254,925
  4,400 PepsiCo, Inc.                                         245,850
  7,600 Sara Lee Corporation                                  242,250
                                                       --------------
                                                            2,492,285
                                                       --------------


        GAS SYSTEMS (1.9%)
  8,600 Baltimore Gas & Electric Company                      245,100
  5,800 Consolidated Natural Gas Company                      263,175
                                                       --------------
                                                              508,275
                                                       --------------


        GENERAL MERCHANDISE TRADE (2.5%)
  4,900 J.C. Penney Company, Inc.                             233,363
  5,100 May Department Stores                                 215,475
  9,800 Wal-Mart Stores, Inc.                                 219,275
                                                       --------------
                                                              668,113
                                                       --------------


        GLASS, OTHER BUILDING MATERIALS (1.7%)
  6,900 Corning, Inc.                                         220,800
  5,400 PPG Industries, Inc.                                  247,050
                                                       --------------
                                                              467,850
                                                       --------------


        GROCERY STORES (1.9%)
  7,300 Albertson's, Inc.                                     239,989
  7,800 Winn-Dixie Stores, Inc.                               287,625
                                                       --------------
                                                              527,614
                                                       --------------


        Industrial & Commercial Machinery (0.8%)
  5,900 Dover Corporation                                     217,563
                                                       --------------


                                        8


--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

PORTFOLIO OF INVESTMENTS  (continued)
DECEMBER 31, 1995


--------------------------------------------------------------------------------
SHARES  SECURITY DESCRIPTION                                  VALUE

        INSTRUMENTS & RELATED PRODUCTS (1.9%)
  5,400 Bausch & Lomb, Inc.                            $      213,975
  3,900 Becton, Dickinson & Company                           292,500
                                                       --------------
                                                              506,475
                                                       --------------


        LIFE INSURANCE (2.1%)
  5,900 Aon Corporation                                       294,264
  5,300 Lincoln National Corporation                          284,875
                                                       --------------
                                                              579,139
                                                       --------------

        LUMBER & WOOD PRODUCTS (0.8%)
  5,200 Weyerhaeuser Company                                  224,900
                                                       --------------


        MANUFACTURING CONGLOMERATES & MISCELLANEOUS
        (0.9%)
  7,500 Hillenbrand Industries                                254,062
                                                       --------------


        MISCELLANEOUS CHEMICAL PRODUCTS (1.8%)
  4,600 International Flavors & Fragrances                    220,800
  4,000 Minnesota Mining & Manufacturing Company              265,000
                                                       --------------
                                                              485,800
                                                       --------------


        MISCELLANEOUS TRADE (0.9%)
  8,300 Walgreen Company                                      247,962
                                                       --------------


        PAPER PRODUCTS (1.9%)
  3,400 Kimberly Clark Corporation                            281,350
  8,900 Westvaco Corporation                                  246,975
                                                       --------------
                                                              528,325
                                                       --------------


                                        9


--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

PORTFOLIO OF INVESTMENTS  (continued)
DECEMBER 31, 1995


--------------------------------------------------------------------------------
SHARES  SECURITY DESCRIPTION                                  VALUE

        PERSONAL SERVICES (0.8%)
  5,600 H & R Block, Inc.                              $      226,800
                                                       --------------


        PETROLEUM PRODUCTS (3.8%)
  3,500 Amoco Corporation                                     251,562
  4,900 Chevron Corporation                                   257,250
  3,300 Exxon Corporation                                     264,412
  2,200 Mobil Corporation                                     246,400
                                                       --------------
                                                            1,019,624
                                                       --------------


        PRIMARY METAL PRODUCTS (0.9%)
  4,300 Nucor Corporation                                     245,637
                                                       --------------


        PRINTING & PUBLISHING (5.3%)
  6,400 Dow Jones & Company, Inc.                             255,200
  4,200 Gannett Company, Inc.                                 257,775
  3,900 Knight-Ridder, Inc.                                   243,750
  2,800 McGraw-Hill Companies, Inc.                           243,950
  5,900 RR Donnelley & Sons Company                           232,312
  3,600 Tribune Company                                       220,050
                                                       --------------
                                                            1,453,037
                                                       --------------


        PROPERTY & CASUALTY INSURANCE (3.5%)
  2,650 American International Group                          245,125
  2,400 Chubb Corporation                                     232,200
  1,500 General Re Corporation                                232,500
  4,200 St. Paul Companies, Inc.                              233,625
                                                       --------------
                                                              943,450
                                                       --------------


                                       10


--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

PORTFOLIO OF INVESTMENTS  (continued)
DECEMBER 31, 1995


--------------------------------------------------------------------------------
SHARES  SECURITY DESCRIPTION                                  VALUE

        RAILROADS (0.9%)
  3,200 Norfolk Southern Corporation                   $      254,000
                                                       --------------


        RESTAURANTS (0.9%)
  7,700 Sysco Corporation                                     250,250
                                                       --------------


        RUBBER PRODUCTS (0.8%)
  8,100 Rubbermaid, Inc.                                      206,550
                                                       --------------


        SANITARY SERVICES (0.7%)
  6,400 Browning-Ferris Industries, Inc.                      188,800
                                                       --------------


        SECURITIES, BROKERS, DEALERS & ADVISORS (0.7%)
  3,900 Merrill Lynch & Company                               198,900
                                                       --------------


        SOAP (2.7%)
  3,300 Clorox Company                                        236,362
  3,400 Colgate Palmolive Company                             238,850
  3,000 Procter & Gamble Company                              249,000
                                                       --------------
                                                              724,212
                                                       --------------


        TRANSPORTATION EQUIPMENT (3.8%)
  3,300 Boeing Company                                        258,638
  3,700 Johnson Controls, Inc.                                254,375
  5,100 Rockwell International Corporation                    269,662
  2,700 United Technologies Corporation                       256,162
                                                       --------------
                                                            1,038,837
                                                       --------------


                                       11


--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

PORTFOLIO OF INVESTMENTS  (continued)
DECEMBER 31, 1995


--------------------------------------------------------------------------------
SHARES  SECURITY DESCRIPTION                                  VALUE

         VOICE & DATA TRANSMISSION (4.7%)
  3,600 American Telephone & Telegraph Company         $      233,100
  4,600 Ameritech Corporation                                 271,400
  3,800 Bell Atlantic Corporation                             254,125
  6,400 BellSouth Corporation                                 278,400
  4,200 SBC Communications, Inc.                              241,500
                                                       --------------
                                                            1,278,525
                                                       --------------


        TOTAL COMMON STOCKS (COST $20,848,084)             26,772,110
                                                       --------------

        SHORT-TERM HOLDINGS (1.5%)
409,121 Forum Daily Assets Treasury Fund                      409,121
                                                       --------------

        TOTAL SHORT-TERM HOLDINGS (COST $409,121)             409,121
                                                       --------------

        TOTAL INVESTMENTS (100%) (COST $21,257,205)    $   27,181,231
                                                       --------------
                                                       --------------


THE CUTLER TRUST
CUTLER GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


--------------------------------------------------------------------------------
FACE      SECURITY DESCRIPTION                                         VALUE

          U.S. TREASURY OBLIGATIONS (75.0%)
$ 595,000 U.S. Treasury Notes, 7.125%, due 10/15/98              $      623,635
  600,000 U.S. Treasury Notes, 6.00%, due 10/15/99                      613,500
  500,000 U.S. Treasury Notes, 5.50%, due 4/15/00                       503,906
  400,000 U.S. Treasury Notes, 4.75%, due 8/31/98                       395,250
  400,000 U.S. Treasury Notes, 7.75%, due 1/31/00                       434,750
2,000,000 U.S. Treasury Notes, 6.50%, due 08/15/05                    2,131,251
  100,000 U.S. Treasury Notes, 6.00%, due 9/1/97                        101,250
  300,000 U.S. Treasury Notes, 5.75%, due 9/30/97                       302,812
                                                                 --------------

          TOTAL U.S. TREASURY OBLIGATIONS (COST $4,984,048)      $    5,106,354
                                                                 --------------

          MORTGAGE BACKED SECURITIES (23.5%)
  496,196 Federal Home Loan Mortgage Corp., 6.50%, due 10/01/10         499,599
  484,583 Federal Home Loan Mortgage Corp., 7.00%, due 09/01/10         494,424
  600,000 Federal National Mortgage Assoc., 6.18%, due 11/20/00         606,240
                                                                 --------------

          TOTAL MORTGAGE BACKED SECURITIES (COST $1,576,689)          1,600,263
                                                                 --------------

SHARES
          SHORT-TERM HOLDINGS (1.5%)
   99,979 Forum Daily Assets Treasury Fund                               99,979
                                                                 --------------

          TOTAL SHORT-TERM HOLDINGS (COST $99,979)                       99,979
                                                                 --------------

          TOTAL INVESTMENTS (100.0%) (COST $6,660,716)           $    6,806,596
                                                                 --------------
                                                                 --------------


--------------------------------------------------------------------------------
THE CUTLER TRUST

CUTLER EQUITY INCOME FUND
CUTLER APPROVED LIST EQUITY FUND
CUTLER GOVERNMENT SECURITIES FUND

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                         CUTLER             CUTLER               CUTLER
                                                         EQUITY            APPROVED            GOVERNMENT
                                                         INCOME           LIST EQUITY          SECURITIES
                                                          FUND               FUND                 FUND
                                                      ------------        ------------         -----------
ASSETS:
     Investments, at value                            $47,515,492         $27,181,231          $6,806,596
     Interest, dividends and other receivables             38,041              48,194             103,392
     Receivable for shares issued                          10,000              12,500               2,500
                                                      -----------         ------------         -----------
Total assets                                           47,563,533          27,241,925           6,912,488
                                                      -----------         ------------         -----------

LIABILITIES:
     Dividends payable                                         --                  --               1,004
     Accrued fees and other expenses                       91,064              41,258              10,856
     Payable for shares redeemed                               --                  --               1,000
                                                      -----------         ------------         -----------
Total liabilities                                          91,064              41,258              12,860
                                                      -----------         ------------         -----------
NET ASSETS                                            $47,472,469         $27,200,667          $6,899,628
                                                      -----------         ------------         -----------
                                                      -----------         ------------         -----------

COMPONENTS OF NET ASSETS:
     Capital paid in                                  $38,544,645         $21,290,655          $6,809,888
     Undistributed net investment income                   18,473               3,783                 720
     Unrealized appreciation                            8,696,361           5,924,026             145,880
     Accumulated net realized gains (losses)              212,990             (17,797)            (56,860)
                                                      -----------         ------------         -----------
NET ASSETS                                            $47,472,469         $27,200,667          $6,899,628
                                                      -----------         ------------         -----------
                                                      -----------         ------------         -----------

SHARES OUTSTANDING                                      3,814,422           2,044,946             668,379
                                                      -----------         ------------         -----------
                                                      -----------         ------------         -----------

NET ASSET VALUE PER SHARE                                  $12.45              $13.30              $10.32
                                                      -----------         ------------         -----------
                                                      -----------         ------------         -----------


(a) Cost of Investments                               $38,891,131         $21,257,205          $6,660,716



See notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST

CUTLER EQUITY INCOME FUND
CUTLER APPROVED LIST EQUITY FUND
CUTLER GOVERNMENT SECURITIES FUND

STATEMENTS OF OPERATIONS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                      CUTLER        CUTLER           CUTLER
                                      EQUITY       APPROVED         GOVERNMENT
                                      INCOME      LIST EQUITY       SECURITIES
                                       FUND          FUND             FUND
                                   -----------    -----------      -----------
INVESTMENT INCOME:
  Interest income                     $34,650        $11,695       $196,487
  Dividend income                     870,857        349,390             --
                                   -----------    -----------      -----------
  Total investment income             905,507        361,085        196,487
                                   -----------    -----------      -----------

EXPENSES:
  Advisory                            109,273         62,309          8,395
  Management                           21,855         12,462          3,358
  Transfer agency                       7,059          6,689          6,293
  Custodian                             4,040          6,613          1,674
  Accounting                           18,000         24,000         19,000
  Legal                                21,132          6,093            545
  Auditing                             18,081          3,802          1,227
  Trustees                              3,226          1,806            508
  Compliance                            8,666          3,534          2,605
  Other                                 5,464          3,533            656
                                   -----------    -----------      -----------
  Total expenses                      216,796        130,841         44,261
  Expenses reimbursed and                  --         (6,000)       (19,012)
    fees waived                    -----------    -----------      -----------
  Net expenses                        216,796        124,841         25,249
                                   -----------    -----------      -----------

NET INVESTMENT INCOME                 688,711        236,244        171,238
                                   -----------    -----------      -----------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:

Realized gain (loss) on
  investments                         291,025        212,206        (54,618)
Change in unrealized
  appreciation                      5,835,943      3,012,689        199,077
                                   -----------    -----------      -----------
NET GAIN ON INVESTMENTS             6,126,968      3,224,895        144,459
                                   -----------    -----------      -----------

INCREASE IN NET ASSETS
  FROM OPERATIONS                  $6,815,679     $3,461,139       $315,697
                                   -----------    -----------      -----------
                                   -----------    -----------      -----------



See notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST

CUTLER EQUITY INCOME FUND
CUTLER APPROVED LIST EQUITY FUND
CUTLER GOVERNMENT SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------


                                                         CUTLER                     CUTLER                      CUTLER
                                                         EQUITY                    APPROVED                   GOVERNMENT
                                                         INCOME                   LIST EQUITY                 SECURITIES
                                                          FUND                       FUND                        FUND
                                               ------------------------   -----------------------     -----------------------
                                                  Amount        Shares        Amount       Shares        Amount       Shares

NET ASSETS-6/30/95                             $41,469,577                 $21,889,870                 $6,795,583
                                               -----------                 -----------                 ----------

OPERATIONS:
  Net investment income                            688,711                     236,244                    171,238
  Realized gain (loss) on investments              291,025                     212,206                    (54,618)
  Change in unrealized appreciation              5,835,943                   3,012,689                    199,077
                                               -----------                 -----------                 ----------
                                                 6,815,679                   3,461,139                    315,697
                                               -----------                 -----------                 ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                           (705,125)                   (234,807)                  (170,518)
  Realized capital gain                           (535,464)                         --                         --
                                               -----------                 -----------                 ----------
                                                (1,240,589)                   (234,807)                  (170,518)
                                               -----------                 -----------                 ----------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares                                 2,393,378      233,549      3,772,232     322,782        905,672      91,993
  Reinvested dividends                           1,530,954      100,906        333,438      17,681        180,059      15,396
                                               -----------    ---------    -----------   ---------     ----------   ---------
                                                 3,924,332      334,455      4,105,670     340,463      1,085,731     107,389

  Shares repurchased                            (3,496,530)    (305,114)    (2,021,205)   (164,582)    (1,126,865)   (111,710)
                                               -----------    ---------    -----------   ---------     ----------   ---------
                                                   427,802       29,341      2,084,465     175,881        (41,134)     (4,321)
                                               -----------    ---------    -----------   ---------     ----------   ---------
                                                              ---------                  ---------                  ---------
NET ASSETS-12/31/95                            $47,472,469                 $27,200,667                 $6,899,628
                                               -----------                 -----------                 ----------
                                               -----------                 -----------                 ----------


See notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST

CUTLER EQUITY INCOME FUND
CUTLER APPROVED LIST EQUITY FUND
CUTLER GOVERNMENT SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED JUNE 30, 1995
--------------------------------------------------------------------------------



                                                         CUTLER                     CUTLER                      CUTLER
                                                         EQUITY                    APPROVED                   GOVERNMENT
                                                         INCOME                   LIST EQUITY                 SECURITIES
                                                          FUND                       FUND                        FUND
                                               ------------------------   -----------------------     -----------------------
                                                  Amount        Shares        Amount       Shares        Amount       Shares

NET ASSETS-6/30/94                             $19,705,733                 $12,620,188                 $5,533,810
                                               -----------                 -----------                 ----------
OPERATIONS:
  Net investment income                          1,136,677                     367,432                    276,319
  Realized gain (loss) on investments              843,392                    (130,093)                        --
  Change in unrealized appreciation              3,787,298                   3,283,482                    205,221
                                               -----------                 -----------                 ----------
                                                 5,767,367                   3,520,821                    481,540
                                               -----------                 -----------                 ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                         (1,114,462)                   (371,475)                  (278,032)
  Realized capital gain                            (63,046)                         --                         --
                                               -----------                 -----------                 ----------
                                                (1,177,508)                   (371,475)                  (278,032)
                                               -----------                 -----------                 ----------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares                                20,240,681    2,018,082      8,098,135     764,910      1,365,634     139,004
  Reinvested dividends                           1,309,799      129,437        432,393      40,732        275,345      27,980
                                               -----------    ---------    -----------   ---------     ----------   ---------
                                                21,550,480    2,147,519      8,530,528     805,642      1,640,979     166,984

  Shares repurchased                            (4,376,495)    (424,107)    (2,410,192)   (226,571)      (582,714)    (58,555)
                                               -----------    ---------    -----------   ---------     ----------   ---------
                                                17,173,985    1,723,412      6,120,336     579,071      1,058,265     108,429
                                               -----------    ---------    -----------   ---------     ----------   ---------
                                                              ---------                  ---------                  ---------

NET ASSETS-6/30/95                             $41,469,577                 $21,889,870                 $6,795,583
                                               -----------                 -----------                 ----------
                                               -----------                 -----------                 ----------


--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER EQUITY INCOME FUND
CUTLER APPROVED LIST EQUITY FUND
CUTLER GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

NOTE 1    SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Cutler Trust (the "Trust") was organized on October 2, 1992, as an open-end, management investment company under the Investment Company Act of 1940. The Trust currently has three investment portfolios (individually a "Fund" and collectively the "Funds"). The Cutler Equity Income Fund, Cutler Approved List Equity Fund, and Cutler Government Securities Fund each commenced operations on December 30, 1992. All Funds are diversified. The Trust's financial statements are prepared in accordance with generally accepted accounting principles.

     a.   PORTFOLIO VALUATION

     The Trust determines the net asset value per share of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 P.M., Eastern time) on each Fund business day by dividing the value of a Fund's net assets by the number of shares outstanding at the time the determination is made. Securities, other than short-term, held by each of the Funds for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sale is reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined by the Board of Trustees. Securities with maturity of sixty days or less are valued at amortized cost.

     b.   PURCHASES AND REDEMPTIONS OF SHARES

     Purchases and redemptions of each Fund's shares are effected at the time of determination of the next net asset value following the receipt of any purchase or redemption order.

     c.   SECURITY TRANSACTIONS

     Investment security transactions are recorded on trade date. Realized gains and losses on investments are calculated on the basis of identified cost.

     d.   INTEREST AND DIVIDEND INCOME

     Interest income is accrued as earned. Dividend income is recorded on ex-date. Dividends to shareholders are declared and paid quarterly in the Cutler Equity Income Fund and Cutler Approved List Equity Fund. Dividends to shareholders are declared daily and paid monthly in the Cutler Government Securities Fund. Net capital gain, if any, is distributed at least annually to shareholders. Distributions from net investment income and realized capital gain are based on amounts calculated in accordance with applicable income tax regulations. Any differences between financial statement amounts available for distribution and distributions made in accordance with income tax regulations are primarily attributable to wash sales and capital loss carryforwards.

--------------------------------------------------------------------------------
THE CUTLER TRUST

CUTLER EQUITY INCOME FUND
CUTLER APPROVED LIST EQUITY FUND
CUTLER GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

     e.   FEDERAL INCOME TAXES

     Each Fund has qualified and intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no provision for federal income tax is required. As of June 30, 1995, certain of the Funds have capital loss carryforwards available to offset future capital gains as follows:
                                                      Year of Expiration

                                                      2002          2003
                                                      ----          ----

     Cutler Approved List Equity Fund                11,759       201,942
     Cutler Government Securities Fund                 --           2,242


NOTE 2    INVESTMENT ADVISORY, MANAGEMENT AND OTHER SERVICES

     The investment adviser to each Fund is Cutler & Company, L.L.C. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Cutler Equity Income Fund, the Cutler Approved List Equity Fund and the Cutler Government Securities Fund at an annual rate of 0.50%, 0.50% and 0.25% of the respective average daily net assets of each Fund.

     Forum Financial Services, Inc. ("Forum") serves as the Trust's manager and is compensated for those services at an annual rate of 0.10% of the average daily net assets of each Fund. In addition, certain legal expenses of $4,482 were charged to the Trust by Forum for the Cutler Equity Income Fund. Forum also acts as the Trust's distributor pursuant to a separate Distribution Agreement with the Trust. Forum receives no compensation under that agreement.

     Forum Financial Corp. serves as the Trust's transfer agent and dividend disbursing agent and is compensated for those services by each Fund in the amount of $12,000 per year. Forum Financial Corp. also performs portfolio accounting for the Trust and is compensated for those services by each Fund in the amount of $36,000 per year, plus certain amounts based upon the number and types of portfolio transactions. Forum Financial Corp. and Forum are affiliated companies.

     For the period ended December 31, 1995, fees waived for each Fund by the Investment Adviser, Manager, and Transfer Agent & Accounting were as follows:

                                        Investment              Transfer Agent
                                          Adviser     Manager    & Accounting
                                          -------     -------    ------------

     Cutler Approved List Equity Fund   $      --     $    --        $6,000
     Cutler Government Securities Fund      8,396       3,358         7,258

--------------------------------------------------------------------------------
THE CUTLER TRUST

CUTLER EQUITY INCOME FUND
CUTLER APPROVED LIST EQUITY FUND
CUTLER GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

NOTE 3    TRANSACTIONS OF SECURITIES

     Cost of purchases and proceeds from sales (including maturities) of portfolio securities (excluding short-term investments) during the period were as follows:

                                              Cost of        Proceeds From
                                             Purchases          Sales
                                             ---------          -----

     Cutler Equity Income Fund              $10,069,356       $8,025,805
     Cutler Approved List Equity Fund         3,809,459        1,812,096
     Cutler Government Securities Fund        4,667,397        4,546,402


     The cost basis for Federal income tax purposes is $38,819,733, $21,286,610 and $6,660,716 for the Cutler Equity Income Fund, Cutler Approved List Equity Fund and Cutler Government Securities Fund, respectively.

     Unrealized appreciation and depreciation as of December 31, 1995 were as follows:

                                              Unrealized     Unrealized
                                             Appreciation   Depreciation
                                             ------------   ------------

     Cutler Equity Income Fund                $8,813,665      $117,304
     Cutler Approved List Equity Fund          6,035,844       111,818
     Cutler Government Securities Fund           167,189        21,309

--------------------------------------------------------------------------------
THE CUTLER TRUST

CUTLER EQUITY INCOME FUND
CUTLER APPROVED LIST EQUITY FUND
CUTLER GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout the period.


                                                                                       CUTLER EQUITY INCOME FUND
                                                                       ------------------------------------------------------
                                                                        Six Months
                                                                           Ended
                                                                       December 31,               Year Ended June 30,
                                                                       ------------     -------------------------------------
                                                                           1995           1995           1994           1993 (a)

Beginning net asset value per share                                       $10.96          $9.56          $9.95         $10.00
                                                                          ------         ------          -----         ------
Net investment income                                                       0.19           0.36  (b)      0.27           0.10
Net realized and unrealized gain (loss) on securities                       1.63           1.40          (0.40)         (0.05)
Dividends from net investment income                                       (0.19)         (0.34)         (0.26)         (0.10)
Distributions from net realized gains                                      (0.14)         (0.02)          0.00           0.00
                                                                          ------         ------          -----         ------
Ending net asset value per share                                          $12.45         $10.96          $9.56          $9.95
                                                                          ------         ------          -----         ------
                                                                          ------         ------          -----         ------

Ratios to average net assets:
   Expenses (c)                                                             0.99% (d)      0.97%          1.00%          0.98% (d)
   Net investment income                                                    3.16% (d)      3.49%          3.49%          2.23% (d)
Total return                                                               16.72%         18.63%         -1.37%          0.90% (d)
Portfolio turnover rate                                                    19.24%         43.37%         42.83%         32.04%
Net assets at the end of year (000's omitted)                            $47,472        $41,470        $19,706         $2,853


(a) See Note 1 for applicable date of inception.

(b) Calculated using the weighted average number of shares outstanding.

(c) During the period, various fees and expenses were waived and reimbursed. Had such waiver and reimbursements not occurred,
    the ratio of expenses to average net assets would have been:           0.99%  (d)     0.97%          1.45%          3.69%  (d)

(d) Annualized.


                                                                                       CUTLER APPROVED LIST FUND
                                                                       ------------------------------------------------------
                                                                        Six Months
                                                                           Ended
                                                                       December 31,               Year Ended June 30,
                                                                       ------------     -------------------------------------
                                                                           1995           1995           1994           1993 (a)

Beginning net asset value per share                                       $11.71          $9.78         $10.09         $10.00
                                                                          ------         ------          -----         ------
Net investment income                                                       0.12           0.24  (b)      0.21           0.08
Net realized and unrealized gain (loss) on securities                       1.59           1.92          (0.31)          0.09
Dividends from net investment income                                       (0.12)         (0.23)         (0.21)         (0.08)
Distributions from net realized gains                                       0.00           0.00           0.00           0.00
                                                                          ------         ------          -----         ------
Ending net asset value per share                                          $13.30         $11.71          $9.78         $10.09
                                                                          ------         ------          -----         ------
                                                                          ------         ------          -----         ------

Ratios to average net assets:
   Expenses (c)                                                             1.00% (d)      1.00%          1.00%          0.98% (d)
   Net investment income                                                    1.90% (d)      2.20%          2.43%          2.27% (d)
Total return                                                               14.60%         22.33%         -1.07%          3.31% (d)
Portfolio turnover rate                                                     7.46%         23.42%         22.27%         10.88%
Net assets at the end of year (000's omitted)                            $27,201        $21,890        $12,620         $3,618


(a) See Note 1 for applicable date of inception.

(b) Calculated using the weighted average number of shares outstanding.

(c) During the period, various fees and expenses were waived and reimbursed. Had such waiver and reimbursements not occurred,
    the ratio of expenses to average net assets would have been:           1.05%  (d)     1.23%           1.78%          4.53%  (d)

(d) Annualized.


                                                                                 CUTLER GOVERNMENT SECURITIES FUND
                                                                       ------------------------------------------------------
                                                                        Six Months
                                                                           Ended
                                                                       December 31,               Year Ended June 30,
                                                                       ------------     -------------------------------------
                                                                           1995           1995           1994           1993 (a)

Beginning net asset  value per share                                      $10.10          $9.81         $10.37         $10.00
                                                                          ------         ------          -----         ------
Net investment income                                                       0.26           0.46  (b)      0.46           0.23
Net realized and unrealized gain (loss) on securities                       0.22           0.29          (0.56)          0.37
Dividends from net investment income                                       (0.26)         (0.46)         (0.46)         (0.23)
Distributions from net realized gains                                       0.00           0.00           0.00           0.00
                                                                          ------         ------          -----         ------
Ending net asset value per share                                          $10.32         $10.10          $9.81         $10.37
                                                                          ------         ------          -----         ------
                                                                          ------         ------          -----         ------

Ratios to average net assets:
   Expenses                                                                 0.75% (d)      0.75%          0.74%          0.53% (d)
   Net investment income                                                    5.11% (d)      4.65%          4.46%          4.14% (d)
Total return                                                                4.81%          7.83%         -1.03%         12.07% (d)
Portfolio turnover rate                                                    71.68%          0.00%         13.51%          0.00%
Net assets at the end of year (000's omitted)                             $6,900         $6,796         $5,534           $696


(a) See Note 1 for applicable date of inception.

(b) Calculated using the weighted average number of shares outstanding.

(c) During the period, various fees and expenses were waived and reimbursed. Had such waiver and reimbursements not occurred,
    the ratio of expenses to average net assets would have been:            1.32% (d)      1.47%          1.96%          2.34% (d)

(d) Annualized.


--------------------------------------------------------------------------------
THE CUTLER TRUST



TRUSTEES OF THE CUTLER TRUST
DECEMBER 31, 1995
--------------------------------------------------------------------------------



[PHOTO]      KENNETH R. CUTLER, CHAIRMAN OF THE BOARD
             Principal portfolio manager of the two equity mutual fund portfolios.


[PHOTO]      JOHN Y. KEFFER, PRESIDENT
             Chairman, Forum Financial Corp., Transfer Agent, and Forum Financial Services, Inc., Distributor and Administrator for all three funds, also performs such functions as computing the daily net asset value, filing regulatory forms, etc.


[PHOTO]      DR. HATTEN S. YODER, JR., INDEPENDENT TRUSTEE
             Chairman Emeritus, Geophysical Laboratory, Carnegie Institute of Washington, and consultant to the Los Alamos National Laboratory. A member of the National Academy of Sciences, and many national and international scientific bodies. Dr. Yoder serves as the Trust's mandatory independent trustee, who must approve all outside contracts, such as those with Cutler & Company LLC, Forum Financial Group and the custodian, auditors, and legal counsel.


[PHOTO]      BROOKE CUTLER ASHLAND, TRUSTEE
             Chief Executive Officer, Cutler & Company LLC. Investment Adviser to the trust.


[PHOTO]      ROBERT B. WATTS, JR., INDEPENDENT TRUSTEE
             Attorney in private practice. Formerly a senior level officer, general counsel and corporate secretary with over 25 years of corporate, divisional and board level experience with two Fortune 100 companies.

--------------------------------------------------------------------------------
THE CUTLER TRUST




--------------------------------------------------------------------------------










                          This page intentionally left blank

                                                          THE CUTLER TRUST
--------------------------------------------------------------------------------



TABLE OF CONTENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------


                                                         Page
                                                         ----

Chairman's Letter to the Shareholders...................  1

Cutler Equity Income Fund Portfolio.....................  2

Cutler Approved List Equity Fund Portfolio..............  5

Cutler Government Securities Fund Portfolio............. 13

Statements of Assets and Liabilities.................... 14

Statements of Operations................................ 15

Statements of Changes in Net Assets..................... 16

Notes to Financial Statements........................... 18

Financial Highlights (Per Share Data)................... 21

Trustees of the Cutler Trust............................ 22






                             Manager and Distributor
                            Forum Financial Services


                                     [LOGO]

                              CUTLER & COMPANY LLC
                               INVESTMENT COUNSEL


                         INVESTMENT ADVISER TO THE TRUST

                       503 Airport Road, Medford, OR 97504
                         (800) 228-8537 - (541) 770-9000
                               Fax: (541) 779-0006
                                info@cutler.com




                              CUTLER EQUITY INCOME
                                      FUND

                              CUTLER APPROVED LIST
                                   EQUITY FUND

                                CUTLER GOVERNMENT
                                 SECURITIES FUND






                                SEMI-ANNUAL REPORT

                                 December 31, 1995